Financial Instruments and Risk Management (Unrealized Gains (Losses) on Foreign Currency Contracts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Unrealized gains	$ 0.3	$ (1.6)
Foreign Currency [Member]
Disclosure of detailed information about hedged items [line items]
Unrealized gains	13.3	2.3
Foreign Currency [Member] | Designated as Hedging Instrument [Member]
Disclosure of detailed information about hedged items [line items]
Unrealized gains	11.2	0.0
Foreign Currency [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of detailed information about hedged items [line items]
Unrealized gains	$ 2.1	$ 2.3